Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000237554
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow Valtoro ETF
Without Sales Load [Member] | C000237554
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.20%)
CME CF Bitcoin Reference Rate
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CME CF Bitcoin Reference Rate
AI Tactical Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AI Tactical Bitcoin Index
Average Annual Return, Percent	(8.26%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index